Organization and description of business (Sale of SGOCO (Fujian)) (Details) (SGOCO Fujian [Member], USD $)	0 Months Ended	12 Months Ended
	Dec. 24, 2014	Dec. 31, 2014
SGOCO Fujian [Member]
Sale of SGOCO (Fujian) [Line Items]
Percentage of equity ownership interest sold	100.00%
Sale Price		$ 10,975,000
Amount of accounts payable and other payables assumed		80,400,000
Percentage of accounts payable and other payables in installment		10.00%
Installment amount of Sale Price and Payables		91,400,000
Period after the completion of the transactions, after which First installment was due		14 days
Installment amount received		75,900,000
Liquidated damage charge percentage per month for any late payment		2.00%
Overdue period after which liquidated damage charge shall be imposed		30 days
Gain from disposal